Investments Accounted for Using the Equity Method (Details) - Schedule of Carrying Amount of Consolidated Financial Statements - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 405,043	$ 540,090
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 220,134	$ 270,045
Carrying amount	[1]	220,134	287,611
Puntos Colombia S.A.S. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 19,972	$ 23,027
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 9,986	$ 11,514
Carrying amount	[1]	9,986	11,514
Sara ANV S.A. [Member]
Schedule of Carrying Amount of Consolidated Financial Statements [Line Items]
Net assets		$ 4,877	$ 1,700
Ownership percentage		50.00%	50.00%
Proportionate share of net assets		$ 2,438	$ 850
Carrying amount	[1]	$ 2,438	$ 799

[1]	Amount of investment and goodwill.